Financial assets at fair value through profit or loss - Summary of non-trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 2,463	€ 2,028
Non-trading derivatives | Other non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	1,606	771
- fair value hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	617	716
- cash flow hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	158	440
- hedges of net investments in foreign operations | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 82	€ 100